Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Unaudited Quarterly Statements of Operations Data

The following tables set forth selected unaudited quarterly statements of operations data for each of the eight quarters in the years ended December 31, 2013 and 2012.

	Quarter ended
	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
		(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
Consolidated Statements of Operations Data:
Revenue	$30,256	$26,317	$24,332	$23,847	$22,208	$20,833	$19,629	$19,069
Gross profit	10,783	10,146	10,010	11,402	10,327	10,153	8,282	8,577
Total operating expenses	18,474	16,504	19,091	16,466	11,818	12,052	13,456	12,815
Operating loss	(7,691)	(6,358)	(9,081)	(5,064)	(1,491)	(1,899)	(5,174)	(4,238)
Net loss	(8,282)	(6,836)	(9,628)	(5,615)	(2,029)	(2,408)	(5,690)	(4,746)
Net loss per common share	$(0.34)	$(1.08)	$(2.00)	$(1.17)	$(0.42)	$(0.50)	$(1.18)	$(0.99)
Weighted-average common shares outstanding—basic and diluted	24,474,566	6,320,731	4,809,518	4,798,043	4,842,205	4,836,179	4,826,171	4,810,059